TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2017
Trade and other receivables [abstract]
Disclosure of trade and other receivables [text block]

13) TRADE AND OTHER RECEIVABLES

The breakdown of “Trade and other receivables” at December 31, 2016 and 2017 is as follow:

	Thousands of U.S. dollars
	2016	2017
Non-current trade receivables	7,824	6,923
Other non-financial assets (*)	13,087	14,754
Total non-current	20,911	21,677
Current trade receivables	321,608	358,311
Other receivables	15,302	13,225
Prepayments	4,693	7,849
Personnel	9,299	9,180
Total current	350,902	388,565
Total	371,813	410,242

(*) "Other non-financial assets" as of December 31, 2017 primarily comprise the litigation underway with the Brazilian social security authority (Instituto Nacional do Seguro Social), recorded in Atento Brasil S.A.

	Thousands of U.S. dollars
	2016	2017

Trade receivables	333,711	371,333
Allowances of trade receivables	(4,279)	(6,099)
Trade receivables, net	329,432	365,234

As of December 31, 2017, trade receivables not yet due for which no provision has been made amounted to 338,350 thousand U.S. dollars (299,327 thousand U.S. dollars as of December 31, 2016).

As of December 31, 2017, trade receivables due for which no provision has been made amounted to 26,884 thousand U.S. dollars (30,105 thousand U.S. dollars as of December 31, 2016). These balances relate to certain customers with no recent history of default. The aging analysis of these accounts is as follow:

	Thousands of U.S. dollars
	Less than 90 days	Between 90 and 180 days	Between 180 and 360 days	Over 360 days	Total
12/31/2016	22,047	2,146	1,398	4,514	30,105
12/31/2017	20,268	1,476	1,734	3,406	26,884

	Thousands of U.S. dollars
	2016	2017
Opening balance	(4,437)	(4,279)
Allowance of trade receivables	(3,097)	(3,061)
Reversal	2,712	553
Translation differences	543	688
Total	(4,279)	(6,099)

The Atento Group’s maximum exposure to credit risk at the reporting date is equivalent to the carrying amount of each of the aforementioned trade receivables categories. The Atento Group holds no guarantees as collection insurance.